July 17, 2006

                        TOUCHSTONE VARIABLE SERIES TRUST

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2006

     NOTICE OF REALLOCATION OF HOLDINGS IN THE TOUCHSTONE ENHANCED ETF FUND


On July 14, 2006, the Touchstone Enhanced ETF Fund reallocated its holdings in the underlying funds of the iShares (R) Trust. As a result, the chart presented on page 61 of the Prospectus is replaced with the following chart.


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iShares(R)Trust: iShares Lehman Aggregate Bond Fund                 3%
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iShares(R)Trust: iShares MSCI EAFE Index Fund                      22%
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iShares(R)Trust: iShares S&P MidCap 400 Value Index Fund           22%
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iShares(R)Trust: iShares S&P MidCap 400 Growth Index Fund           3%
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iShares(R)Trust: iShares S&P SmallCap 600 Value Index Fund         22%
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iShares(R)Trust: iShares S&P SmallCap 600 Growth Index Fund         3%
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iShares(R)Trust: iShares S&P 500 Large Cap Value Index Fund        22%
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iShares(R)Trust: iShares S&P 500 Large Cap Growth Index Fund        3%
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                  PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE